Shareholder Report, Line Graph (Details) - USD ($)		12 Months Ended
	May 01, 2019	Apr. 30, 2026	Apr. 30, 2025	Apr. 30, 2024	Apr. 30, 2023	Apr. 30, 2022	Apr. 30, 2021	Apr. 30, 2020	Apr. 30, 2019	Apr. 30, 2018	Apr. 30, 2017	Apr. 30, 2016
C000261609
Account Value [Line Items]
Line Graph and Table Measure Name		The Disciplined Growth Investors Fund
Account Value		$ 31,161	$ 24,641	$ 26,320	$ 18,157	$ 17,859	$ 20,262	$ 13,784	$ 14,477	$ 12,617	$ 11,496	$ 10,000
C000259242
Account Value [Line Items]
Line Graph and Table Measure Name	May'19	Apr'26	Apr'25	Apr'24	Apr'23	Apr'22	Apr'21	Apr'20
Account Value	$ 1,000,000	$ 1,683,155	$ 1,639,794	$ 1,542,835	$ 1,160,581	$ 1,193,717	$ 1,545,139	$ 971,676
C000259241
Account Value [Line Items]
Line Graph and Table Measure Name		Apr'26	Apr'25	Apr'24	Apr'23	Apr'22	Apr'21	Apr'20	Apr'19	Apr'18	Apr'17	Apr'16
Account Value		$ 22,639	$ 22,119	$ 20,885	$ 15,741	$ 16,225	$ 21,054	$ 13,273	$ 13,706	$ 12,833	$ 11,385	$ 10,000
C000259243
Account Value [Line Items]
Line Graph and Table Measure Name	May'19	Apr'26	Apr'25	Apr'24	Apr'23	Apr'22	Apr'21	Apr'20
C000259244
Account Value [Line Items]
Line Graph and Table Measure Name		Apr'26	Apr'25	Apr'24	Apr'23	Apr'22	Apr'21	Apr'20	Apr'19	Apr'18	Apr'17	Apr'16
Account Value		$ 14,389	$ 12,687	$ 12,863	$ 12,123	$ 14,161	$ 18,056	$ 9,578	$ 13,171	$ 12,573	$ 12,197	$ 10,000
Bloomberg US 3000 Total Return Index
Account Value [Line Items]
Line Graph and Table Measure Name		Bloomberg US 3000 Total Return Index
Account Value		$ 39,601	30,137	27,123	22,154	21,868	22,616	14,949	15,103	13,412	11,863	10,000
S&P 500 Total Return Index
Account Value [Line Items]
Line Graph and Table Measure Name		S&P 500 Total Return Index
Account Value		$ 41,379	31,574	28,167	22,963	22,367	22,320	15,289	15,158	13,356	11,792	10,000
S&P 500 Total Return Index
Account Value [Line Items]
Account Value	$ 1,000,000	2,750,346	2,098,654	1,872,191	1,526,305	1,486,696	1,483,535	1,016,245
S&P 500 Total Return Index
Account Value [Line Items]
Account Value		41,379	31,574	28,167	22,963	22,367	22,320	15,289	15,158	13,356	11,792	10,000
S&P 500 Total Return Index
Account Value [Line Items]
Account Value	1,000,000	2,750,346	2,098,654	1,872,191	1,526,305	1,486,696	1,483,535	1,016,245
S&P 500 Total Return Index
Account Value [Line Items]
Account Value		$ 41,379	31,574	28,167	22,963	22,367	22,320	15,289	15,158	13,356	11,792	10,000
The Disciplined Growth Investors Equity Fund
Account Value [Line Items]
Line Graph and Table Measure Name		The Disciplined Growth Investors Equity Fund
Account Value		$ 41,379	30,915	34,460	20,871	20,543	23,647	14,354	16,177	13,771	12,047	10,000
Bloomberg US Mid Cap Growth Total Return USD Index
Account Value [Line Items]
Line Graph and Table Measure Name		Bloomberg US Mid Cap Growth Total Return USD Index
Account Value		$ 32,103	25,913	24,529	20,724	21,089	23,715	15,059	15,192	13,200	11,650	10,000
65% Bloomberg Mid Cap Growth/35% Bloomberg US Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name		65% Bloomberg Mid Cap Growth/35% Bloomberg US Aggregate Bond Index
Account Value		$ 23,382	20,057	18,809	16,886	17,038	18,911	14,050	13,479	12,024	11,090	10,000
Russell 1000 Value Total Return Index
Account Value [Line Items]
Account Value	1,000,000	2,136,828	1,653,198	1,522,979	1,342,755	1,326,663	1,309,404	897,312
Russell 1000 Value Total Return Index
Account Value [Line Items]
Account Value		28,958	22,404	20,639	18,197	17,979	17,745	12,160	13,665	12,530	11,655	10,000
Vulcan Value Partners Fund - Institutional
Account Value [Line Items]
Account Value	1,000,000	1,683,155	1,639,794	1,542,835	1,160,581	1,193,717	1,545,139	971,676
Russell 2000 Value Total Return Index
Account Value [Line Items]
Account Value	1,000,000	1,956,989	1,337,279	1,346,488	1,180,828	1,283,323	1,373,801	767,645
Russell 2000 Total Return Index
Account Value [Line Items]
Account Value	$ 1,000,000	1,951,933	1,351,635	1,339,912	1,182,409	1,227,142	1,476,162	843,941
Russell 2000 Value Total Return Index
Account Value [Line Items]
Account Value		26,880	18,368	18,495	16,219	17,627	18,870	10,544	13,846	13,549	12,718	10,000
Russell 2000 Total Return Index
Account Value [Line Items]
Account Value		$ 28,347	$ 19,629	$ 19,459	$ 17,171	$ 17,821	$ 21,437	$ 12,256	$ 14,659	$ 14,012	$ 12,563	$ 10,000